Capital Leases	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Capital Leases
15.	CAPITAL LEASES

Certain property, computer and network equipment and optical fibers were acquired through capital leases entered into by the Company.

Future minimum lease payments under non-cancellable capital lease arrangements as lessee are as follows:

	RMB	US$
2018	261,221	40,150
2019	183,919	28,268
2020	117,769	18,101
2021 and thereafter	730,416	112,262

Total minimum lease payments	1,293,325	198,781
Less: amount representing interest	(491,128)	(75,485)

Present value of remaining minimum lease payments	802,197	123,296

Capital leases had weighted average interest rates of 9.76% and 9.93% for the years ended December 31, 2016 and 2017, respectively.